Note 11 - Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
11.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities at
December 31
was as follows:

	2019	2018	2017
Trade payables	$1,507,644	$2,269,845	$504,229
Payroll related liabilities	44,677	595,720	112,913
Accrued liabilities	173,387	174,857	193,451
	$1,725,708	$3,040,422	$810,593